1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Restricted Cash: Schedule of Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Cash, Cash Equivalents and Restricted Cash

	Year Ended December 31, (In thousands)
	2019	2018	2017
Cash and cash equivalents	$ 51,934	$ 10,280	$ 30,566
Restricted cash	6,525	3,746	4,678
Total cash, cash equivalents and restricted cash	$ 58,459	$ 14,026	$ 35,244